June 30, 2011	• Pacific Select Separate Account of Pacific Life Insurance Company

Semi-Annual
Report

     The 2011 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity	Growth	Main Street®
	Management	Bond	Managed	Bond	Index	LT	Core

ASSETS
Investments in affiliated mutual funds, at value:
Cash Management Portfolio Class I	$290,820
High Yield Bond Portfolio Class I		$364,041
Inflation Managed Portfolio Class I			$741,657
Managed Bond Portfolio Class I				$998,701
Equity Index Portfolio Class I					$1,016,745
Growth LT Portfolio Class I						$342,772
Main Street Core Portfolio Class I							$460,036
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	3	—

Total Assets	290,820	364,041	741,657	998,701	1,016,745	342,775	460,036

LIABILITIES
Payables:
Mortality and expense risk fees	170	209	427	576	569	191	256
Other	46	95	100	294	58	—	12

Total Liabilities	216	304	527	870	627	191	268

NET ASSETS	$290,604	$363,737	$741,130	$997,831	$1,016,118	$342,584	$459,768

Units Outstanding	13,902	8,022	15,968	19,906	22,871	8,204	10,045

Accumulation Unit Value	$20.90	$45.34	$46.41	$50.13	$44.43	$41.76	$45.77

Cost of Investments	$290,910	$345,641	$716,888	$968,193	$908,116	$328,067	$477,872

Shares Owned in each Portfolio	28,835	56,414	62,850	86,455	34,961	17,206	25,055

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value

ASSETS
Investments in affiliated mutual funds, at value:
Small-Cap Growth Portfolio Class I	$33,846
Small-Cap Index Portfolio Class I		$775,792
Emerging Markets Portfolio Class I			$515,048
International Value Portfolio Class I				$642,841
Receivables:
Due from Pacific Life Insurance Company	—	—	—	224

Total Assets	33,846	775,792	515,048	643,065

LIABILITIES
Payables:
Mortality and expense risk fees	19	430	292	360
Other	10	103	86	—

Total Liabilities	29	533	378	360

NET ASSETS	$33,817	$775,259	$514,670	$642,705

Units Outstanding	2,472	51,853	14,945	26,181

Accumulation Unit Value	$13.68	$14.95	$34.44	$24.55

Cost of Investments	$30,408	$686,218	$458,521	$752,263

Shares Owned in each Portfolio	2,991	63,159	30,771	56,295

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity	Growth	Main Street
	Management	Bond	Managed	Bond	Index	LT	Core

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$13,038	$6,455	$3,911	$—	$—	$—
EXPENSES
Mortality and expense risk fees	1,097	1,358	2,512	3,331	3,503	1,303	1,578

Net Investment Income (Loss)	(1,097)	11,680	3,943	580	(3,503)	(1,303)	(1,578)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(496)	5,379	(22)	592	5,232	6,483	591
Capital gain distributions from affiliated mutual fund investments	—	—	32,626	34,019	—	11,651	35,588

Realized Gain (Loss)	(496)	5,379	32,604	34,611	5,232	18,134	36,179

CHANGE IN UNREALIZED APPRECIATION (DEPRECIAITION) ON AFFILIATED MUTUAL FUND INVESTMENTS	496	836	768	(10,318)	52,059	829	(23,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,097)	$17,895	$37,315	$24,873	$53,788	$17,660	$11,129

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$3,338	$7,393
EXPENSES
Mortality and expense risk fees	109	2,596	1,609	2,297

Net Investment Income (Loss)	(109)	(2,596)	1,729	5,096

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	251	(150)	1,630	(20,433)
Capital gain distributions from affiliated mutual fund investments	3,920	—	—	—

Realized Gain (Loss)	4,171	(150)	1,630	(20,433)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(1,712)	42,571	(1,880)	57,073

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,350	$39,825	$1,479	$41,736

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Cash Management		High Yield Bond		Inflation Managed

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,097)	($2,236)	$11,680	$34,124	$3,943	$8,789
Realized gain (loss)	(496)	(1,508)	5,379	(5,000)	32,604	(123)
Change in unrealized appreciation on investments	496	1,357	836	32,254	768	39,221

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,097)	(2,387)	17,895	61,378	37,315	47,887

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(45,388)	70,804	(145,365)	(14,739)	21,642	99,931
Policy maintenance charges	(2,284)	(4,794)	(2,346)	(5,517)	(3,138)	(5,802)
Policy benefits and terminations	(117)	—	(1,611)	—	(1,472)	—

Other	(2,611)	(7,116)	(1,014)	(3,035)	(3,375)	(5,193)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(50,400)	58,894	(150,336)	(23,291)	13,657	88,936

NET INCREASE (DECREASE) IN NET ASSETS	(51,497)	56,507	(132,441)	38,087	50,972	136,823

NET ASSETS
Beginning of Year or Period	342,101	285,594	496,178	458,091	690,158	553,335

End of Year or Period	$290,604	$342,101	$363,737	$496,178	$741,130	$690,158

	Managed Bond		Equity Index		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$580	$20,335	($3,503)	$12,053	($1,303)	$2,022
Realized gain (loss)	34,611	2,468	5,232	(6,021)	18,134	(7,073)
Change in unrealized appreciation (depreciation) on investments	(10,318)	32,718	52,059	111,535	829	54,702

Net Increase in Net Assets Resulting from Operations	24,873	55,521	53,788	117,567	17,660	49,651

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	136	—	—	—	—	—
Transfers between variable and fixed accounts, net	170,315	41,665	(12,784)	(52,088)	(208,710)	(14,422)
Policy maintenance charges	(5,421)	(9,027)	(3,013)	(5,747)	(918)	(2,982)
Policy benefits and terminations	—	—	—	—	—	—
Other	(3,758)	(4,921)	(3,153)	(5,023)	212	(1,109)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	161,272	27,717	(18,950)	(62,858)	(209,416)	(18,513)

NET INCREASE (DECREASE) IN NET ASSETS	186,145	83,238	34,838	54,709	(191,756)	31,138

NET ASSETS
Beginning of Year or Period	811,686	728,448	981,280	926,571	534,340	503,202

End of Year or Period	$997,831	$811,686	$1,016,118	$981,280	$342,584	$534,340

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Main Street Core		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,578)	$1,035	($109)	($235)	($2,596)	$708
Realized gain (loss)	36,179	(1,684)	4,171	6,259	(150)	(18,287)
Change in unrealized appreciation (depreciation) on investments	(23,472)	48,209	(1,712)	(446)	42,571	153,542

Net Increase in Net Assets Resulting from Operations	11,129	47,560	2,350	5,578	39,825	135,963

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	167	—	—	—	—	—
Transfers between variable and fixed accounts, net	4,705	72,301	3,997	(21,430)	105,077	(70,539)
Policy maintenance charges	(1,989)	(2,435)	(205)	(424)	(3,304)	(5,816)
Policy benefits and terminations	—	—	—	—	(1,800)	—
Other	379	168	133	(748)	(2,884)	(3,046)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,262	70,034	3,925	(22,602)	97,089	(79,401)

NET INCREASE (DECREASE) IN NET ASSETS	14,391	117,594	6,275	(17,024)	136,914	56,562

NET ASSETS
Beginning of Year or Period	445,377	327,783	27,542	44,566	638,345	581,783

End of Year or Period	$459,768	$445,377	$33,817	$27,542	$775,259	$638,345

	Emerging Markets		International Value

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$1,729	$964	$5,096	$14,188
Realized gain (loss)	1,630	13,367	(20,433)	(58,251)
Change in unrealized appreciation (depreciation) on investments	(1,880)	43,052	57,073	46,861

Net Increase in Net Assets Resulting from Operations	1,479	57,383	41,736	2,798

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—
Transfers between variable and fixed accounts, net	252,934	(29,822)	(146,423)	22,775
Policy maintenance charges	(1,918)	(2,107)	(2,766)	(5,775)
Policy benefits and terminations	—	—	—	—
Other	(2,749)	(1,855)	(3,562)	(4,970)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	248,267	(33,784)	(152,751)	12,030

NET INCREASE (DECREASE) IN NET ASSETS	249,746	23,599	(111,015)	14,828

NET ASSETS
Beginning of Year or Period	264,924	241,325	753,720	738,892

End of Year or Period	$514,670	$264,924	$642,705	$753,720

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Cash Management
01/01/2011 - 06/30/2011 (Unaudited)	$20.90	13,902	$290,604	0.00%	0.70%	(0.35%)
2010	20.98	16,309	342,101	0.01%	0.70%	(0.75%)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%

High Yield Bond
01/01/2011 - 06/30/2011 (Unaudited)	$45.34	8,022	$363,737	6.74%	0.70%	4.08%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%

Inflation Managed
01/01/2011 - 06/30/2011 (Unaudited)	$46.41	15,968	$741,130	1.80%	0.70%	5.25%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)

Managed Bond
01/01/2011 - 06/30/2011 (Unaudited)	$50.13	19,906	$997,831	0.82%	0.70%	2.57%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%

Equity Index
01/01/2011 - 06/30/2011 (Unaudited)	$44.43	22,871	$1,016,118	0.00%	0.70%	5.51%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%

Growth LT
01/01/2011 - 06/30/2011 (Unaudited)	$41.76	8,204	$342,584	0.00%	0.70%	3.64%
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%

Main Street Core
01/01/2011 - 06/30/2011 (Unaudited)	$45.77	10,045	$459,768	0.00%	0.70%	2.47%
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%

Small-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$13.68	2,472	$33,817	0.00%	0.70%	8.20%
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%

Small-Cap Index
01/01/2011 - 06/30/2011 (Unaudited)	$14.95	51,853	$775,259	0.00%	0.70%	5.67%
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
See Notes to Financial Statements
See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Emerging Markets
01/01/2011 - 06/30/2011 (Unaudited)	$34.44	14,945	$514,670	1.45%	0.70%	(1.71%)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%

International Value
01/01/2011 - 06/30/2011 (Unaudited)	$24.55	26,181	$642,705	2.25%	0.70%	5.49%
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2011 is comprised of eleven subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Cash Management	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth LT	Small-Cap Index
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The net assets of the Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 9,637 outstanding accumulation units (valued at $76,999) of the Equity Variable Account were exchanged for 1,816 accumulation units with equal value of the Main Street Core Variable Account, and a total of 2,308 outstanding accumulation units (valued at $77,850) of the Multi-Strategy Variable Account were exchanged for 1,010 accumulation units (valued at $42,818) of the Main Street Core Variable Account and 700 accumulation units (valued at $35,032) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.
     The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2011, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% from the Fund based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2011 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$4,368	$55,899	Main Street Core	$41,028	$3,750
High Yield Bond	16,320	155,045	Small-Cap Growth	8,624	883
Inflation Managed	64,492	14,214	Small-Cap Index	107,996	13,393
Managed Bond	210,767	14,768	Emerging Markets	257,717	7,574
Equity Index	9,407	31,811	International Value	19,512	167,230
Growth LT	14,241	213,419
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 – Quoted prices (unadjusted) in active markets for identical holdings
     Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2011, the Separate Account’s holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2011 and for the year ended December 31, 2010 were as follows:

	2011			2010
Variable	Units	Units	Net Increase	Units	Units	Net Increase
Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	7	(2,414)	(2,407)	11,278	(8,482)	2,796
High Yield Bond	13	(3,380)	(3,367)	468	(1,037)	(569)
Inflation Managed	467	(149)	318	2,355	(259)	2,096
Managed Bond	3,447	(149)	3,298	1,944	(1,463)	481
Equity Index	147	(580)	(433)	878	(2,660)	(1,782)
Growth LT	64	(5,121)	(5,057)	65	(599)	(534)
Main Street Core	129	(55)	74	2,868	(1,360)	1,508
Small-Cap Growth	347	(54)	293	1,218	(3,451)	(2,233)
Small-Cap Index	7,174	(435)	6,739	1,167	(7,671)	(6,504)
Emerging Markets	7,475	(91)	7,384	859	(1,986)	(1,127)
International Value	361	(6,569)	(6,208)	3,762	(3,718)	44

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

Semi-Annual Report
as of June 30, 2011

•	Pacific Select
Separate Account of
Pacific Life Insurance Company

Form No. 15-21759-12